Intangible assets, net	12 Months Ended
Mar. 31, 2023
Intangible assets, net
Intangible assets, net
12.	Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2023	2022
Software	$5,610,547	$6,073,217
Courseware	30,443,609	32,954,121
Copyrights	12,266,906	13,275,393
	48,321,062	52,302,731
Less: accumulated amortization	(39,999,028)	(36,970,335)
Less: impairment	(8,067,388)	—
Intangible assets, net	$254,646	$15,332,396

During the years ended March 31, 2023 and 2022, the Group had no pledged intangible assets.

Due to the significant deterioration in general economic conditions during the year ended March 31, 2023, the Company recognized the full impairment loss for the intangible assets related to vocational education, for a total amount of $8,051,199. And the impairment loss for the year ended March 31, 2022 was $0.

Addition to intangible assets for the year ended March 31, 2023 and March 31, 2022 were $0 and $2,043,862, respectively. There was no disposal of intangible assets for the year ended March 31, 2023 and March 31, 2022.

Amortization expenses were $5,833,439 and $7,771,842 for the years ended March 31, 2023 and 2022, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2023:

2024	$72,602
2025	72,602
2026	72,602
2027	36,840
Total	$254,646